Short-Term and Long-Term Financial Liabilities (Details) - Schedule of Maturity Profile of inancial Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Profile of Inancial Liabilities [Abstract]
2023		$ 7,293,982
2024	10,447,906	14,903,496
2025	6,447,769	1,476,676
2026	4,448,513
2027	4,039,287
2028	39,867,222
Total	$ 65,250,697	$ 23,674,154